Fair values (Tables)	12 Months Ended
Dec. 31, 2020
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis
December 31, 2020
Total
($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term

investments”:
Equity securities

1,716 1,716
Debt securities—U.S. government obligations

293 293
Debt securities—European government obligations

24 24
Debt securities—Corporate

75 75
Derivative assets—current in “Other current assets”

308 308
Derivative assets—non-current in “Other non-current

assets”

114 114
Total 317 2,213 — 2,530
Liabilities
Derivative liabilities—current in “Other current liabilities”

145 145
Derivative liabilities—non-current in “Other non-current liabilities”

46 46
Total — 191 — 191
December 31, 2019
Total
($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term

investments”:
Equity securities

304 304
Debt securities—U.S. government obligations

197 197
Debt securities—Corporate

65 65
Derivative assets—current in “Other current assets”

120 120
Derivative assets—non-current in “Other non-current

assets”

104 104
Total 197 593 — 790
Liabilities
Derivative liabilities—current in “Other current liabilities”

143 143
Derivative liabilities—non-current in “Other non-current liabilities”

23 23
Total — 166 — 166

Schedule of fair values of financial instruments carried on a cost basis
December 31, 2020
Carrying Total
($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

1,765 1,765 1,765
Time deposits

1,513 1,513 1,513
Restricted cash 323 323 323
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,266 497 769 1,266
Long-term debt (excluding finance lease obligations)

4,668 4,909 89 4,998
December 31, 2019
Carrying Total
($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

2,075 2,075 2,075
Time deposits

1,433 1,433 1,433
Restricted cash 36 36 36
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

2,270 1,534 736 2,270
Long-term debt (excluding finance lease obligations)

6,618 6,267 692 6,959